Non-controlling interests and redeemable non-controlling interests - Net Loss Attributable to Non-Controlling Interest - Additional Information (Details) $ in Thousands		12 Months Ended
	Jan. 01, 2021 USD ($)	Dec. 31, 2022 USD ($) wind_project	Dec. 31, 2021 USD ($)	Dec. 29, 2022 USD ($)	Nov. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 31, 2019 USD ($)	May 31, 2019 CAD ($)
Noncontrolling Interest [Line Items]
Non-controlling interests		$ 1,616,792,000	$ 1,523,082,000
Contributions received, net		5,000,000	0
Non-controlling interests, tax equity investors		1,225,608,000	1,377,117,000
Non-controlling interest calculated using the HLBV method of accounting		(111,323,000)	(89,637,000)
Redeemable non-controlling interests		11,520,000	12,989,000	$ 5,000,000		$ 20,859,000
AQN's investment carrying amount for the entities		381,802,000	433,850,000
Atlantica Yield Energy Solutions Canada Inc. (b)
Noncontrolling Interest [Line Items]
Non-controlling interests		57,822,000	81,158,000			59,125,000
Contributions received, net		0	39,376,000
Non-controlling interest calculated using the HLBV method of accounting		0	0
Distribution from interest in noncontrolling interest		20,978,000	17,793,000
ESSAL
Noncontrolling Interest [Line Items]
Equity method investment remaining ownership percentage	64.00%
Noncontrolling interest, ownership percentage by parent	30.00%
Eco Acquisitionco SpA
Noncontrolling Interest [Line Items]
Contributions received, net	$ 51,750,000
Sale of equity interest percentage	32.00%
Senior Secured Utility Bonds | Redeemable Non-Controlling Interest
Noncontrolling Interest [Line Items]
Line of credit facility, maximum borrowing capacity		$ 306,500,000
North Fork Ridge Wind Project
Noncontrolling Interest [Line Items]
Number of wind projects | wind_project		3
Non-controlling interests			29,141,000
AIP | Atlantica Yield Energy Solutions Canada Inc. (b)
Noncontrolling Interest [Line Items]
Non-controlling interests							$ 96,752,000	$ 130,103
Non-controlling interests
Noncontrolling Interest [Line Items]
Non-controlling interests		$ 333,362,000	64,807,000			11,234,000
Contributions received, net		267,515,000	51,451,000
Non-controlling interest calculated using the HLBV method of accounting		(345,000)	(3,354,000)
Distribution from interest in noncontrolling interest		0	1,021,000
Class A Units | Class A Partnership Units
Noncontrolling Interest [Line Items]
Non-controlling interests		1,225,608,000	1,377,117,000			$ 388,253,000
Contributions received, net		6,182,000	1,058,929,000
Non-controlling interest calculated using the HLBV method of accounting		105,371,000	87,422,000
Distribution from interest in noncontrolling interest		$ 40,086,000	11,795,000
Mid-West Wind Facilities
Noncontrolling Interest [Line Items]
Contributions received, net			530,880,000
Sugar Creek Wind Facility
Noncontrolling Interest [Line Items]
Contributions received, net			380,829,000
Maverick Creek Wind Facility
Noncontrolling Interest [Line Items]
Contributions received, net			$ 147,914,000
Liberty Development JV Inc
Noncontrolling Interest [Line Items]
AQN's investment carrying amount for the entities					$ 19,688,000
AY Holdco
Noncontrolling Interest [Line Items]
AQN's investment carrying amount for the entities					$ 39,376,000